Eaton Vance
New York Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.3%
Security	Principal Amount (000's omitted)	Value
Education — 9.5%
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	$300	$ 317,954
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	1,250	1,379,971
Build NYC Resource Corp., NY, (Success Academy Charter School), 4.00%, 9/1/44	750	705,112
Build NYC Resource Corp., NY, (The Renaissance Charter School), 5.25%, 6/15/45	630	623,107
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/39	470	508,563
Monroe County Industrial Development Corp., NY, (University of Rochester):
5.00%, 7/1/36	500	583,969
5.00%, 7/1/39	370	422,050
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 2.45%, 1/1/42(1)	500	500,000
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	950	867,470
Onondaga County Trust for Cultural Resources, NY, (Syracuse University), 5.00%, 12/1/45	700	722,936
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 4.00%, 9/1/40	500	496,659
		$ 7,127,791
Electric Utilities — 1.9%
Utility Debt Securitization Authority, NY:
5.00%, 6/15/37	$555	$ 647,747
Green Bonds, 5.00%, 12/15/43	300	332,873
Green Bonds, 5.00%, 12/15/45	200	217,255
Green Bonds, 5.00%, 12/15/46	200	216,110
		$ 1,413,985
General Obligations — 14.0%
Amherst, NY:
2.00%, 11/1/32	$685	$ 606,036
2.00%, 11/1/33	580	505,873
Huntington, NY, 4.00%, 8/15/38	250	261,488
Islip, NY, 4.125%, 4/1/42	875	903,080
Nassau County, NY, 4.00%, 4/1/50	165	153,435
New York, NY:
4.00%, 9/1/46	990	922,516
5.00%, 3/15/39	1,400	1,583,269
5.00%, 10/1/41	500	547,100
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY: (continued)
5.00%, 8/1/45	$400	$ 419,219
5.00%, 8/1/53	500	514,880
5.25%, 10/1/51	1,500	1,579,824
(SPA: JPMorgan Chase Bank, N.A.), 2.50%, 3/1/40(1)	1,000	1,000,000
Puerto Rico, 0.00%, 7/1/33	455	329,752
Rye City School District, NY, 4.125%, 6/15/42	995	1,027,175
Valley Stream, NY, 2.125%, 5/15/26	240	238,345
		$10,591,992
Health Care - Miscellaneous — 1.0%
New York Dormitory Authority, (United Cerebral Palsy Association):
5.00%, 7/1/35	$300	$ 351,235
5.00%, 7/1/36	365	422,695
		$ 773,930
Hospital — 4.7%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$890	$ 881,270
4.00%, 11/1/29	1,110	1,096,240
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/38	500	551,551
5.25%, 11/1/39	500	547,666
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	500	447,151
		$ 3,523,878
Housing — 3.3%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.85%, 11/1/39	$990	$ 845,370
Sustainable Development Bonds, 4.30%, 11/1/45	495	495,211
Sustainable Development Bonds, 4.45%, 8/1/43	975	979,869
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/26	170	170,698
		$ 2,491,148
Industrial Development Revenue — 4.3%
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), (AMT), 4.00%, 5/15/32	$365	$ 373,884
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	250	238,780

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.): (continued)
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	$1,000	$ 995,555
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	1,019,895
(AMT), 6.00%, 4/1/35	550	606,415
		$ 3,234,529
Insured - Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,069,460
		$ 2,069,460
Insured - General Obligations — 3.5%
Long Beach, NY, (BAM), 4.00%, 9/15/37	$785	$ 827,387
Nassau County, NY, (AG), 4.00%, 4/1/44	485	484,466
Oswego, NY, (BAM), 4.00%, 4/15/44	1,285	1,295,059
		$ 2,606,912
Insured - Hospital — 1.0%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/47	$715	$ 733,971
		$ 733,971
Insured - Solid Waste — 1.2%
Onondaga County Resource Recovery Agency, NY:
(AG), (AMT), 5.00%, 5/1/26	$150	$ 150,979
(AG), (AMT), 5.00%, 5/1/28	740	760,991
		$ 911,970
Insured - Transportation — 1.1%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$500	$ 453,985
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AG), (AMT), 6.00%, 6/30/43	315	351,459
		$ 805,444
Lease Revenue/Certificates of Participation — 4.1%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$1,000	$ 1,041,669
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	935	885,982
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Schenectady County Capital Resource Corp., NY, (One Broadway Center):
5.00%, 1/1/40	$110	$ 121,327
5.00%, 1/1/45	1,000	1,051,522
		$ 3,100,500
Other Revenue — 1.7%
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	$1,220	$ 1,293,643
		$ 1,293,643
Senior Living/Life Care — 2.3%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 4.00%, 11/1/45	$300	$ 268,181
New York Dormitory Authority, (Orchard Park CCRC, Inc.), 5.125%, 11/15/50	400	402,241
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,040,486
		$ 1,710,908
Special Tax Revenue — 15.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 204,504
Battery Park City Authority, NY:
Sustainability Bonds, 5.00%, 11/1/45	270	293,970
Sustainability Bonds, 5.00%, 11/1/50	1,000	1,051,050
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/41	500	551,050
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/48	975	906,124
5.00%, 11/1/33	50	57,812
5.00%, 5/1/36	1,000	1,168,311
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	500	577,489
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/45	1,000	1,020,122
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,347,195
5.00%, 3/15/49	1,000	1,030,645
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	1,000	1,021,969
Series 2021C, 5.00%, 5/15/51	1,000	1,023,763
Green Bonds, 5.25%, 5/15/47	1,000	1,052,312
		$11,306,316

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 16.7%
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 2.50%, 11/15/50(1)	$1,300	$ 1,300,000
(LOC: Barclays Bank PLC), 3.30%, 11/1/35(3)	750	750,000
(LOC: Truist Bank), 2.50%, 11/1/32(1)	500	500,000
(LOC: Truist Bank), 2.55%, 11/1/32(1)	500	500,000
Green Bonds, 4.00%, 11/15/45	415	377,452
Green Bonds, 5.00%, 11/15/46	860	861,061
New York State Thruway Authority, 4.00%, 1/1/45	1,000	935,825
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	999,963
Port Authority of New York and New Jersey:
5.00%, 1/15/34	1,410	1,651,351
5.00%, 1/15/43	1,000	1,089,823
(AMT), 5.00%, 8/1/37	1,000	1,077,691
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	990	759,153
5.00%, 11/15/51	1,000	1,020,507
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/44	750	800,530
		$12,623,356
Water and Sewer — 5.3%
Buffalo Sewer Authority, NY:
5.00%, 6/15/36	$25	$ 29,004
5.00%, 6/15/37	250	286,787
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/48	1,075	1,124,583
5.00%, 6/15/51	1,000	1,038,992
5.25%, 6/15/47	590	625,608
Suffolk County Water Authority, NY, 3.25%, 6/1/42	995	899,518
		$ 4,004,492
Total Tax-Exempt Municipal Obligations (identified cost $69,211,851)		$70,324,225

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
Housing — 4.0%
New York Housing Finance Agency:
(Liq: Barclays Bank PLC), 3.83%, 11/1/45(3)	$990	$ 990,000
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency: (continued)
Social Bonds, (SPA: TD Bank, N.A.), 3.80%, 11/1/55(3)	$2,000	$ 2,000,000
		$ 2,990,000
Special Tax Revenue — 1.1%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 404,815
Oneida Indian Nation of New York, 7.25%, 9/1/34(2)	465	471,538
		$ 876,353
Total Taxable Municipal Obligations (identified cost $3,814,925)		$ 3,866,353
Total Investments — 98.4% (identified cost $73,026,776)		$74,190,578
Other Assets, Less Liabilities — 1.6%		$ 1,235,152
Net Assets — 100.0%		$75,425,730
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $1,910,377 or 2.5% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 3.5% of total investments.

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$70,324,225	$ —	$70,324,225
Taxable Municipal Obligations	—	3,866,353	—	3,866,353
Total Investments	$—	$74,190,578	$—	$74,190,578
Plan of Reorganization
In December 2025, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Eaton Vance New York Municipal Income Fund would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of the Eaton Vance New York Municipal Income Fund. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur after the close of business on March 20, 2026.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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